Deferred Charges	12 Months Ended
Dec. 31, 2013
Deferred Charges [Abstract]
Deferred Charges

6.Deferred Charges

Deferred charges, consist of dry-docking and special survey costs, net of accumulated amortization, amounted to $12,724 and $13,327 at December 31, 2013 and 2012, respectively, and loan fees, net of accumulated amortization, amounted to $4,607 and $4,641 and at December 31, 2013 and 2012, respectively. Amortization of deferred dry-docking costs is separately reflected in the accompanying Consolidated Statements of Operations, while amortization of loan fees is included in Interest and finance costs, net (Note 8).